Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

On January 31, 2020, the Company declared a 10% stock dividend to its common stock shareholders. The stock dividend was paid on March 3, 2020, to stockholders of record as of February 18, 2020. The Company announced the stock dividend before the Company's 2019 financial statements are issued or are available to be issued. The Company is required to retroactively adjust its 2019 financial statements and related prior period earnings per share data. As the result, we retrospectively adjusted 2019 balance sheet, income statement, and equity statement. All prior-period per-share computations presented were also adjusted retroactively.